INVESTMENTS (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale and held-to-maturity securities by balance sheet line item
Cash and cash equivalents	$ 8,442	$ 12,803	$ 8,517	$ 7,021
Marketable securities	3,092	144
OTHER INVESTMENTS, PRINCIPALLY BOTTLING COMPANIES	1,232	1,141
OTHER ASSETS	3,585	3,495
Held-to-maturity Securities	0
Available-for-Sale Securities
Available-for-sale and held-to-maturity securities by balance sheet line item
Cash and cash equivalents	9	0
Marketable securities	2,908	5
OTHER INVESTMENTS, PRINCIPALLY BOTTLING COMPANIES	1,087	986
OTHER ASSETS	589	410
Available-for-sale securities	4,593	1,401
Held-to-maturity Securities
Available-for-sale and held-to-maturity securities by balance sheet line item
Cash and cash equivalents	0	112
Marketable securities	0	1
OTHER INVESTMENTS, PRINCIPALLY BOTTLING COMPANIES	0	0
OTHER ASSETS	0	0
Held-to-maturity Securities	$ 0	$ 113